Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 14,749	$ 31,694	$ 11,626
Other receivables	7,406	7,140	4,460
Notes receivable, current portion		0	301
Parts and supplies inventory, net	6,007	5,658	5,142
Investments in securities	8,021	65,541	71,230
Prepaid engine overhauls, current portion	9,326	13,710	14,522
Aircraft held for sale, current portion	9,770	7,786	0
Prepaid expenses and other current assets	6,842	7,771	6,752
Total current assets	66,804	143,969	116,793
Notes receivable, non-current portion, net	3,700	3,700	21,177
Property and equipment, net	243,966	259,874	253,976
Aircraft held for sale, non-current portion	2,509	4,085	0
Operating lease right-of-use assets	72,482	68,970	84,649
Finance lease right-of-use assets	29,767	15,680	0
Intangible assets, net	1,471	1,600	2,234
Prepaid engine overhauls, non-current portion	44,972	39,408	41,531
Other non-current assets	1,085	1,004	670
Total assets	466,756	538,290	521,030
Current liabilities
Accounts payable	23,591	20,295
Excise tax payable	1,188	1,188	1,032
Long-term notes payable, current portion		84,883	26,471
Deferred revenue, current portion	126,555	128,905	83,914
Operating lease liabilities, current portion	16,936	15,617	17,907
Finance lease liabilities, current portion	5,164	1,282	0
Other current liabilities	27,269	29,944	28,705
Short-term notes payable	5,268	5,962
Total current liabilities	252,195	294,753	221,536
Operating lease liabilities, non-current portion	57,009	54,611	68,100
Finance lease liabilities, non-current portion	15,807	5,708	0
Deferred revenue, non-current portion	20,559	20,612	10,026
Warrant liabilities	2,445	3,014	2,508
Other non-current liabilities	33,260	30,342	16,712
Total liabilities	495,733	549,962	485,700
Temporary equity
Redeemable noncontrolling interest	192,024	159,514	(35,525)
Stockholders' (deficit) / equity
Accumulated other comprehensive loss	(2)	(56)	(69)
Additional paid-in capital	19,552	9,618	126,978
Accumulated deficit	(301,020)	(244,177)	(80,456)
Total flyExclusive stockholders' (deficit) / equity	(281,462)	(234,607)	46,461
Noncontrolling interests	15,437	24,549	24,394
Total stockholders’ (deficit) / equity	(266,025)	(210,058)	70,855
Total liabilities, temporary equity and stockholders' / members' equity	466,756	538,290	521,030
Series A Preferred Stock
Temporary equity
Preferred stock	24,806	23,799	0
Series B Preferred Stock
Temporary equity
Preferred stock	20,218	15,073	0
Class A Common stock
Stockholders' (deficit) / equity
Common stock	2	2	2
Class B Common stock
Stockholders' (deficit) / equity
Common stock	6	6	6
Nonrelated Party
Current assets
Accounts receivable, net	2,529	2,024	849
Current liabilities
Accounts payable		20,295	30,172
Long-term notes payable, current portion	22,672	84,883
Short-term notes payable		5,962	14,396
Long-term notes payable, non-current portion	98,974	104,027	166,818
Related Party
Current assets
Accounts receivable, net	2,154	2,645	1,911
Current liabilities
Long-term notes payable, current portion	23,552	6,677
Short-term notes payable		6,677	18,939
Long-term notes payable, non-current portion	$ 15,484	$ 36,895	$ 0